Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Cash generated from operating activities before interest and tax	$ 363,006	$ 325,795
Interest received	88,267	59,768
Interest paid	(261,431)	(258,995)
Income and other taxes paid	(9,874)	(8,568)
Net cash generated from operating activities	179,968	118,000
Cash flows from investing activities
Receivable from related party: amounts withdrawn	1,270,000	820,000
Expenditures on property, plant and equipment	(1,304,347)	(917,541)
Proceeds from sale and redemption of financial assets		1,069
Other investing cash flows	616	206
Cash used in investing activities	(33,731)	(96,266)
Cash flows from financing activities
Net proceeds from project finance facility	13,261	7,780
Payment of project finance fees	(363)	(2,704)
Cash generated from financing activities	12,898	5,076
Effects of exchange rates on cash and cash equivalents	(851)	219
Net increase in cash and cash equivalents	158,284	27,029
Cash and cash equivalents - beginning of year	1,444,783	1,417,754
Cash and cash equivalents - end of year	$ 1,603,067	$ 1,444,783